CONVERTIBLE NOTES - Penumbra Convertible Note - Additional Information (Details) - USD ($)			9 Months Ended
	Dec. 18, 2020	Jun. 09, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Aug. 02, 2019
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding					$ 170,000
Proceeds from issuance of debt			$ 193,200
Debt instrument, maturity date	Dec. 18, 2025
Stated interest rate				12.00%
Default interest rate						10.50%
Conversion price (in dollars per share)	$ 0.0001
Penumbra Note (related party)
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding		$ 250,000
Proceeds from issuance of debt		$ 250,000
Debt instrument, maturity date		Jun. 09, 2021
Stated interest rate		6.00%
Default interest rate		18.00%
Conversion price (in dollars per share)		$ 0.0001